Related party transactions - Summary of Compensation for Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	¥ 1,831	¥ 1,480	¥ 1,202
Stock-based compensation	1,928	1,597	2,329
Total	¥ 3,759	¥ 3,077	¥ 3,531